PROPERTY AND EQUIPMENT - (Disclosure of property and equipment) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 10,037,063
Ending balance	9,774,966	$ 10,037,063
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,739,399	8,637,663
Acquisition of Phyto BrandCo	85,105
Additions	778,805	2,101,736
Impairment	(150,000)
Ending balance	11,453,309	10,739,399
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(702,336)	(130,146)
Depreciation	976,007	572,190
Ending balance	(1,678,343)	(702,336)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,592,232
Ending balance	1,592,232	1,592,232
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,592,232	1,592,232
Acquisition of Phyto BrandCo	0
Additions	0	0
Impairment	0
Ending balance	1,592,232	1,592,232
Land [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	(0)	(0)
Ending balance	0	0
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,782,817
Ending balance	1,682,849	1,782,817
Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,999,328	1,999,328
Acquisition of Phyto BrandCo	0
Additions	0	0
Impairment	0
Ending balance	1,999,328	1,999,328
Building [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(216,511)	(122,679)
Depreciation	99,968	93,832
Ending balance	(316,479)	(216,511)
Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	64,446
Ending balance	117,760	64,446
Furniture and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	84,849	59,442
Acquisition of Phyto BrandCo	44,729
Additions	28,206	25,407
Impairment	0
Ending balance	157,784	84,849
Furniture and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(20,403)	(7,467)
Depreciation	19,621	12,936
Ending balance	(40,024)	(20,403)
Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,289
Ending balance	8,233	10,289
Computer software [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,105	12,105
Acquisition of Phyto BrandCo	0
Additions	150,000	0
Impairment	(150,000)
Ending balance	12,105	12,105
Computer software [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,816)	0
Depreciation	2,056	1,816
Ending balance	(3,872)	(1,816)
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	190,868
Ending balance	371,026	190,868
Laboratory equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	211,395	62,295
Acquisition of Phyto BrandCo	0
Additions	257,820	149,100
Impairment	0
Ending balance	469,215	211,395
Laboratory equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(20,527)	0
Depreciation	77,662	20,527
Ending balance	(98,189)	(20,527)
Extraction equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,614,231
Ending balance	2,380,091	2,614,231
Extraction equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,911,209	1,048,502
Acquisition of Phyto BrandCo	0
Additions	342,779	1,862,707
Impairment	0
Ending balance	3,253,988	2,911,209
Extraction equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(296,978)	0
Depreciation	576,919	296,978
Ending balance	(873,897)	(296,978)
Building improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,782,180
Ending balance	3,585,764	3,782,180
Building improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,928,281	3,863,759
Acquisition of Phyto BrandCo	0
Additions	0	64,522
Impairment	0
Ending balance	3,928,281	3,928,281
Building improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(146,101)	0
Depreciation	196,416	146,101
Ending balance	(342,517)	(146,101)
Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	37,011	0
Right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Acquisition of Phyto BrandCo	40,376
Additions	0	0
Impairment	0
Ending balance	40,376	0
Right-of-use assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	3,365	(0)
Ending balance	$ (3,365)	$ 0